Lease liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Lease liabilities [abstract]
Schedule of Breakdown for Lease Liabilities
The following table provides a breakdown for lease liabilities.

(€ thousands)	Lease liabilities
At December 31, 2025	731,589
Interest expense	17,094
Repayment of lease liabilities (including interest expense)	(91,727)
Additions due to new leases and store renewals	257,571
Decrease of lease liabilities due to store closures	(2,554)
Translation differences	15,222
At June 30, 2026	927,195
of which:
Non-current	780,698
Current	146,497